Benefit Plans	12 Months Ended
Dec. 31, 2013
Benefit Plans

11. Benefit Plans

Defined Benefit Pension Plan

The Company participates in the Pentegra Defined Benefit Plan for Financial Institutions (“Pentegra DB Plan”), a tax-qualified defined-benefit pension plan. The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan Number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan.

The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan contributions made by a participating employer may be used to provide benefits to participants of other participating employers.

The funded status (fair value of plan assets divided by funding target) as of July 1, 2013 and 2012 was 98.38% and 103.01%, respectively. The fair value of plan assets reflects any contributions received through June 30, 2013.

The Company’s required contribution and pension cost was $5.9 million, $5.2 million and $5.2 million in the years ended December 31, 2013, 2012 and 2011, respectively. The accrued pension liability was $247,000 and $1.1 million at December 31, 2013 and 2012, respectively. The Company’s contributions to the Pentegra DB Plan are not more than 5% of the total contributions to the plan. The Company’s expected contribution for the 2014 year is approximately $6.0 million.

In connection with the acquisition of Roma Financial on December 6, 2013, the Company assumed their defined benefit pension plan. In May 2013, the board of directors of Roma Financial approved the termination of the defined benefit pension plan, effective upon the closing of the acquisition. The unfunded status as of December 31, 2013 is $6.3 million which was fully accrued for at December 6, 2013, the closing of the acquisition.

SERP, Directors’ Plan and Other Postretirement Benefits Plan

The Company has a Supplemental Executive Retirement Wage Replacement Plan (SERP). The SERP is a nonqualified, defined benefit plan which provides benefits to employees as designated by the Compensation Committee of the Board of Directors if their benefits and/or contributions under the pension plan are limited by the Internal Revenue Code. The Company also has a nonqualified, defined benefit plan which provides benefits to certain directors. The SERP and the directors’ plan are unfunded and the costs of the plans are recognized over the period that services are provided.

The following table sets forth information regarding the SERP and the directors’ defined benefit plan:

	December 31,
	2013	2012
	(In thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$25,526	19,791
Service cost	1,799	1,313
Interest cost	908	796
(Gain) loss due to change in discount rate	(3,634)	1,360
Loss due to demographic changes	5,647	2,795
Actuarial (gain) loss	(330)	235
Benefits paid	(764)	(764)

Benefit obligation at end of year	29,152	25,526

Funded status	$(29,152)	(25,526)

The underfunded pension benefits of $29.2 million and $25.5 million at December 31, 2013 and 2012 , respectively, are included in other liabilities in the consolidated balance sheets. The components of accumulated other comprehensive loss related to pension plans, on a pre-tax basis, at December 31, 2013 and 2012, are summarized in the following table.

	December 31,
	2013	2012
	(In thousands)
Prior service cost	$146	244
Net actuarial gain	8,956	7,933

Total amounts recognized in accumulated other comprehensive income	$9,102	8,177

The accumulated benefit obligation for the SERP and directors’ defined benefit plan was $20.1 million and $17.3 million at December 31, 2013 and 2012, respectively. The measurement date for our SERP, directors’ plan is December 31 for the years ended December 31, 2013, 2012 and 2011.

The weighted-average actuarial assumptions used in the plan determinations at December 31, 2013 and 2012 were as follows:

	December 31,
	2013	2012
Discount rate	4.53%	3.56%
Rate of compensation increase	4.00%	3.87%

The components of net periodic benefit cost are as follows:

	Year Ended December 31,
	2013	2012	2011
	(In thousands)
Service cost	$1,799	1,313	1,061
Interest cost	908	796	811
Amortization of:
Prior service cost	98	98	98
Net gain	660	145	—

Total net periodic benefit cost	$3,465	2,352	1,970

The following are the weighted average assumptions used to determine net periodic benefit cost:

	Year Ended December 31,
	2013	2012	2011
Discount rate	3.56%	4.08%	5.18%
Rate of compensation increase	3.87%	3.74%	3.63%

Estimated future benefit payments, which reflect expected future service, as appropriate for the next ten calendar years are as follows:

Amount
(In thousands)
2014	$985
2015	980
2016	976
2017	973
2018	974
2019 through 2023	14,398

401(k) Plan

The Company has a 401(k) plan covering substantially all employees providing they meet the eligibility age requirement of age 21. The Company matches 50% of the first 6% contributed by the participants. The Company’s aggregate contributions to the 401(k) plan for the years ended December 31, 2013, 2012 and 2011 were $1.5 million, $1.2 million and $1.0 million, respectively.

Employee Stock Ownership Plan

The ESOP is a tax-qualified plan designed to invest primarily in the Company’s common stock that provides employees with the opportunity to receive a funded retirement benefit from the Bank, based primarily on the value of the Company’s common stock. The ESOP was authorized to purchase, and did purchase, 4,254,072 shares of the Company’s common stock at a price of $10.00 per share with the proceeds of a loan from the Company to the ESOP. The outstanding loan principal balance at December 31, 2013 was $33.5 million. Shares of the Company’s common stock pledged as collateral for the loan are released from the pledge for allocation to participants as loan payments are made.

At December 31, 2013, shares allocated to participants were 1,276,221 since the plan inception. ESOP shares that were unallocated or not yet committed to be released totaled 2,977,851 at December 31, 2013, and had a fair value of $76.2 million. ESOP compensation expense for the years ended December 31, 2013, 2012 and 2011 was $3.0 million, $2.3 million and $2.0 million, respectively, representing the fair value of shares allocated or committed to be released during the year.

The Company also has established an Amended and Restated Supplemental ESOP and Retirement Plan, which is a non-qualified plan that provides supplemental benefits to certain executives as designated by the Compensation Committee of the Board of Directors who are prevented from receiving the full benefits contemplated by the retirement plan and/or employee stock ownership plan’s benefit formula. With regards to the Supplemental ESOP, the supplemental benefits consist of payments representing shares that cannot be allocated to participants under the ESOP due to the legal limitations imposed on tax-qualified plans. During the years ended December 31, 2013, 2012 and 2011, compensation expense (benefit) related to this plan amounted to $782,000, $240,000 and $200,000, respectively.

Equity Incentive Plan

At the annual meeting held on October 24, 2006, stockholders of the Company approved the Investors Bancorp, Inc. 2006 Equity Incentive Plan. The Company adopted ASC 718, “Compensation- Stock Compensation”, upon approval of the Plan, and began to expense the fair value of all share-based compensation granted over the requisite service periods.

During the year ended December 31, 2013, the Compensation and Benefits Committee approved the issuance of an additional 3,000 restricted stock awards and 197,920 stock options to certain officers. In addition, as part of the Roma Financial acquisition 621,269 stock awards were granted for the conversion of outstanding Roma Financial stock awards. These shares had a weighted average exercise price of $15.59 per share and were fully vested upon acquisition. The company will not recognize compensation expense in the future on these awards as they have been accounted for as part of the acquisition.

During the year ended December 31, 2012, the Compensation and Benefits Committee approved the issuance of an additional 484,000 restricted stock awards and 7,000 stock options to certain officers. During the year ended December 31, 2011, the Compensation and Benefits Committee approved the issuance of an additional 500,000 restricted stock awards and 15,000 stock options to certain officers.

ASC 718 also requires the Company to report as a financing cash flow the benefits of realized tax deductions in excess of the deferred tax benefits previously recognized for compensation expense. There were no such excess tax benefits in the years ended December 31, 2013, 2012 and 2011. In accordance with this guidance the Company classified share-based compensation for employees and outside directors within “compensation and fringe benefits” in the consolidated statements of income to correspond with the same line item as the cash compensation paid.

Stock options generally vest over a five-year service period. The Company recognizes compensation expense for all option grants over the awards’ respective requisite service periods. Management estimated the fair values of all option grants using the Black-Scholes option-pricing model. Since there is limited historical information on the volatility of the Company’s stock, management also considered the average volatilities of similar entities for an appropriate period in determining the assumed volatility rate used in the estimation of fair value. Management estimated the expected life of the options using the simplified method allowed under ASC 718. The seven-year Treasury yield in effect at the time of the grant provides the risk-free rate for periods within the contractual life of the option, which is ten years. The Company recognizes compensation expense for the fair values of these awards, which have graded vesting, on a straight-line basis over the requisite service period of the awards.

Restricted shares generally vest over a five-year service period or seven year performance based period. The product of the number of shares granted and the grant date market price of the Company’s common stock determines the fair value of restricted shares under the Company’s restricted stock plan. The Company recognizes compensation expense for the fair value of restricted shares on a straight-line basis over the requisite service period.

During the years ended December 31, 2013, 2012 and 2011, the Company recorded $3.4 million, $3.7 million and $8.7 million respectively, of share-based compensation expense, comprised of stock option expense of $365,000, $424,000 and $3.0 million, respectively, and restricted stock expense of $3.1 million, $3.2 million and $5.7 million, respectively.

The following is a summary of the status of the Company’s restricted shares as of December 31, 2013 and changes therein during the year then ended:

	Number of Shares Awarded	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2012	1,292,739	$13.69
Granted	3,000	18.18
Vested	(246,832)	13.54
Forfeited	(7,501)	13.80

Non-vested at December 31, 2013	1,041,406	$13.70

Expected future compensation expense relating to the non-vested restricted shares at December 31, 2013 is $11.5 million over a weighted average period of 4.26 years.

The following is a summary of the Company’s stock option activity and related information for its option plan for the year ended December 31, 2013:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2012	4,320,068	$14.98	4.1	$12,083
Granted	819,189	16.85
Exercised	(696,139)	15.28
Forfeited	(12,000)	16.23
Expired	—	—

Outstanding at December 31, 2013	4,431,118	$15.28	3.7	$45,652

Exercisable at December 31, 2013	4,225,898	$15.03	3.4	$44,604

The fair value of the option grants was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	December 31,
	2013	2012	2011
Expected dividend yield	0.16%	1.12%	—%
Expected volatility	33.20%	30.40%	31.59%
Risk-free interest rate	1.38%	0.67%	2.08%
Expected option life	6.5 years	10.0 years	6.5 years

The weighted average grant date fair value of options granted during the years ended December 31, 2013 and 2012 was $9.51 and $6.04 per share, respectively. Expected future expense relating to the non-vested options outstanding as of December 31, 2013 is $1.3 million over a weighted average period of 6.45 years. Upon exercise of vested options, management expects to draw on treasury stock as the source of the shares.